FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
NOTE 18. FINANCIAL INSTRUMENTS
Loans and Other Receivables.
The Company’s financial assets not carried at fair value primarily consist of loan receivables and non-current
customer and other receivables. The net carrying amount was $343 million and $328 million as of March 31, 2024 and December 31, 2023, respectively. The estimated fair value was $339 million and $324 million as of March 31, 2024 and December 31, 2023, respectively. All of these assets are considered to be Level 3.
Derivatives and Hedging.
Our primary objective in executing and holding derivatives is to reduce the earnings and cash flow volatility associated with fluctuations in foreign currency exchange rates and commodity prices over the terms of our customer contracts. These hedge contracts reduce, but do not entirely eliminate, the impact of foreign currency exchange rate and commodity price movements. The Company does not enter into or hold derivative instruments for speculative trading purposes.
We use foreign currency contracts to reduce the volatility of cash flows related to forecasted revenues, expenses, assets, and liabilities. These contracts are generally one
to
ten
months in duration but with maximum remaining maturities of up to 16 years as of March 31, 2024.
Cash Flow Hedges.

The total amount in AOCI related to cash flow hedges was a net $34 million gain as of March 31, 2024, of which a net gain of $27 million related to our share of AOCI recognized at our non-consolidated
joint ventures. We expect to reclassify $63 million of
pre-tax
net losses associated with designated cash flow hedges to earnings in the next 12 months, contemporaneously with the earnings effects of the related forecasted transactions. The Company reclassified net gains (losses) from AOCI into earnings of $(13) million and $(5) million for the three months ended March 31, 2024 and 2023, respectively. As of March 31, 2024, the maximum length of time over which we are hedging forecasted transactions was approximately 11 years.
Net Investment Hedges. We enter into foreign exchange forwards designated as the hedging instruments in net investment hedging relationships in order to mitigate the foreign currency risk attributable to the translation of the Company’s net investment in certain non
USD-functional
subsidiaries and/or equity method investees. The total amount in AOCI related to net investment hedges was a net gain of $228 million as of March 31, 2024.

The following table presents the gross fair values of our outstanding derivative instruments as of the dates indicated:
GROSS FAIR VALUE OF OUTSTANDING DERIVATIVE INSTRUMENTS

As of March 31, 2024	Gross Notional	All other current assets	All other assets	All other current liabilities	All other liabilities

Foreign currency exchange contracts accounted for as hedges	$4,635	$32	$104	$35	$44
Foreign currency exchange contracts	41,004	307	138	310	118
Commodity and other contracts	477	10	21	12	2
Derivatives not accounted for as hedges	41,481	317	159	322	120
Total gross derivatives	$46,117	$349	$263	$357	$164
Netting adjustment(a)		$(274)	$(130)	$(273)	$(130)
Net derivatives recognized in the Combined Statement of Financial Position		$74	$133	$85	$34
As of December 31, 2023
Foreign currency exchange contracts accounted for as hedges	$5,035	$39	$91	$28	$41
Foreign currency exchange contracts	33,832	361	169	364	142
Commodity and other contracts	476	10	8	16	1
Derivatives not accounted for as hedges	34,308	371	177	380	143
Total gross derivatives	$39,343	$410	$268	$408	$184
Netting adjustment(a)		$(334)	$(150)	$(334)	$(150)
Net derivatives recognized in the Combined Statement of Financial Position		$76	$118	$74	$34

(a)
The netting of derivative receivables and payables is permitted when a legally enforceable master netting agreement exists. Amounts include fair value adjustments related to our own and counterparty non-performance
risk.

PRE-TAX
GAINS (LOSSES) RECOGNIZED IN OCI RELATED TO CASH FLOW AND NET INVESTMENT HEDGES

	Three months ended March 31,
	2024	2023

Cash flow hedges	$13	$8
Net investment hedges	2	(5)

The table below shows the effect of our derivative financial instruments in the Combined Statement of Income (Loss):

	2024
Three months ended March 31 ,	Sales of equipment and services	Cost of equipment and services	Selling, general and administrative expense	Other income (expense) –net
Total amount of income and expense in the Combined Statement of Income (Loss)	$7,260	$6,109	$1,202	$73
Foreign currency exchange contracts	(4)	9	—	—
Interest rate contracts	—	—	—	—
Effects of cash flow hedges	$(4)	$9	$—	$—
Foreign currency exchange contracts	—	29	(5)	(3)
Commodity and other contracts	—	—	(11)	—
Effect of derivatives not designated as hedges	$—	$29	$(16)	$(3)

	2023
Three months ended March 31 ,	Sales of equipment and services	Cost of equipment and services	Selling, general and administrative expense	Other income (expense) –net
Total amount of income and expense in the Combined Statement of Income (Loss)	$6,822	$5,903	$1,186	$(64)
Foreign currency exchange contracts	(4)	—	—	—
Interest rate contracts	—	—	—	—
Effects of cash flow hedges	$(4)	$—	$—	$—
Foreign currency exchange contracts	2	28	(1)	(22)
Commodity and other contracts	—	10	—	—
Effect of derivatives not designated as hedges	$2	$38	$(1)	$(22)
The amount excluded for cash flow hedges was a gain (loss) of $1 million and $(5) million for the three months ended March 31, 2024 and 2023, respectively. This amount is recognized in Sales of equipment, Sales of services, Cost of equipment, and Cost of services in our Combined Statement of Income (Loss).

NOTE 18. FINANCIAL INSTRUMENTS
Loans and Other Receivables.
The Company’s financial assets not carried at fair value primarily consist of loan receivables and non-current
customer and other receivables. The net carrying amount is $328 million and $400 million as of December 31, 2023 and 2022, respectively. The estimated fair value is $324 million and $398 million as of December 31, 2023 and 2022, respectively. All of these assets are considered to be Level 3.

Derivatives and Hedging.
Our primary objective in executing and holding derivatives is to reduce the earnings and cash flow volatility associated with fluctuations in foreign currency exchange rates and commodity prices over the terms of our customer contracts. These hedge contracts reduce, but do not entirely eliminate, the impact of foreign currency exchange rate and commodity price movements. The Company does not enter into or hold derivative instruments for speculative trading purposes.
We use foreign currency contracts to reduce the volatility of cash flows related to forecasted revenues, expenses, assets, and liabilities. These contracts are generally one
to ten months in duration but with maximum remaining maturities of up to 16 years as of December 31, 2023. The objective of the foreign currency contracts is to ultimately reduce the extent to which functional currency or U.S. dollar-equivalent cash flows are affected by changes in the applicable foreign currency exchange rates. We evaluate the effectiveness of our foreign currency contracts designated as cash flow hedges on a quarterly basis.
The embedded derivatives the Company recognizes primarily consist of foreign currency related features in our purchase or sales contracts where the currency is not the functional currency of either party to the contract.
Cash Flow Hedges
.

For derivative instruments designated as cash

flow hedges, changes in the fair value of designated hedging instruments are initially recorded as a component of AOCI and subsequently reclassified to earnings in the period in which the hedged transaction occurs and to the same financial statement line item impacted by the hedged forecasted transaction.
The total amount in AOCI related to cash flow hedges was a net $26 million gain and a net $43 million loss as of December 31, 2023 and 2022, respectively, of which a net gain of $12 million and $65 million related to our share of AOCI recognized at our non-consolidated
joint ventures as of December 31, 2023 and 2022, respectively. We expect to reclassify $39 million of pre-tax
net losses associated with designated cash flow hedges to earnings in the next 12 months, contemporaneously with the earnings effects of the related forecasted transactions. The Company reclassified net gains (losses) from AOCI into earnings of $(24) million, $(24) million and $
8
 million for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023, the maximum length of time over which we are hedging our forecasted transactions was approximately 11 years. The cash flows associated with cash flow hedges are recorded through the operating activities section of the Combined Statements of Cash Flows. The Company assesses effectiveness for foreign currency cash flow hedges related to long-term projects based on spot-to-spot
foreign currency movements and excludes forward points from the assessment of effectiveness.
Net Investment Hedges
. GE enters into foreign exchange forwards designated as the hedging instruments in net investment hedging relationships in order to mitigate the foreign currency risk attributable to the translation of the Company’s net investment in certain non
USD-functional
subsidiaries and/or equity method investees. Trade activity related to our net investment hedges are executed on a pool-level by functional exposure for various GE businesses, including GE Vernova. While the assets and liabilities associated with the net investment hedging instrument have not been attributed to the Company as the individual trades mitigate combined exposures, the Company has been allocated a pro rata share of other comprehensive income for these hedges. The total amount in AOCI related to net investment hedges was a net gain of $225 million and $234 million as of December 31, 2023 and 2022, respectively.
The Company uses the spot method to assess hedge effectiveness for its net investment hedges. As such, for derivative instruments designated as net investment hedges, changes in fair value of the designated hedging instruments attributable to fluctuations in foreign currency spot exchange rates only are initially recorded as a component of the cumulative translation adjustments in AOCI until the hedged investment is either sold or substantially liquidated. All other changes in the fair value of the hedging instrument are recognized in current earnings.

Non-Designated
Hedges
. The Company also executes derivative instruments, such as foreign currency forward contracts and commodity swaps, that are not designated in qualifying hedging relationships under U.S. GAAP. These derivatives are intended to serve as economic hedges of foreign currency and commodity price risk, and depending on the derivative type, hedges of monetary assets and liabilities, including intercompany balances subject to remeasurement.
The changes in fair value of
non-designated
hedges are recorded in line items in the Combined Statement of Income (Loss) based on the nature of the derivative contract and the underlying item being economically hedged. The cash flows associated with non-designated
hedges are recorded in the same category as the cash flows from the items being economically hedged and are thus primarily through the operating section of the Combined Statement of Cash Flows.
The following table presents the gross fair values of our outstanding derivative instruments as of the dates indicated:
Gross Fair Value of Outstanding Derivative Instruments

As of December 31, 2023	Gross Notional	All other current assets	All other assets	All other current liabilities	All other liabilities
Foreign currency exchange contracts accounted for as hedges	$5,035	$39	$91	$28	$41
Foreign currency exchange contracts	$33,832	$361	$169	$364	$142
Commodity and other contracts	476	10	8	16	1
Derivatives not accounted for as hedges	$34,308	$371	$177	$380	$143
Total gross derivatives	$39,343	$410	$268	$408	$184
Netting adjustment(a)		(334)	(150)	(334)	(150)
Net derivatives recognized in the Combined Statement of Financial Position		$76	$118	$74	$34

As of December 31, 2022	Gross Notional	All other current assets	All other assets	All other current liabilities	All other liabilities
Foreign currency exchange contracts accounted for as hedges	$2,588	$24	$71	$53	$61
Foreign currency exchange contracts	$31,249	$495	$229	$629	$226
Commodity and other contracts	498	15	13	5	2
Derivatives not accounted for as hedges	$31,747	$510	$242	$634	$228
Total gross derivatives	$34,335	$534	$313	$687	$289
Netting adjustment(a)		(462)	(229)	(462)	(229)
Net derivatives recognized in the Combined Statement of Financial Position		$72	$84	$225	$60

(a)
The netting of
derivative
receivables and payables is permitted when a legally enforceable master netting agreement exists. Amounts include fair value adjustments related to our own and counterparty non-performance
risk.

Pre-tax
Gains (Losses) Recognized in OCI Related to Cash Flow and Net Investment Hedges

For the years ended December 31,	2023	2022	2021
Cash flow hedges	$34	$(111)	$31
Net investment hedges	(8)	16	2
The table below shows the effect of our derivative financial instruments in the Combined Statement of Income (Loss):

For the year ended December 31, 2023	Sales of equipment and services	Cost of equipment and services	Selling, general and administrative expense	Other income (expense) - net
Total amount of income and expense in the Combined Statement of Income (Loss)	$33,239	$28,421	$4,845	$324
Foreign currency exchange contracts	$(20)	$1	$—	$—
Interest rate contracts	—	—	—	(2)
Effect of cash flow hedges	$(20)	$1	$—	$(2)
Foreign currency exchange contracts	$—	$122	$1	$(24)
Commodity and other contracts	—	34	(7)	—
Effect of derivatives not designated as hedges	$—	$156	$(6)	$(24)

For the year ended December 31, 2022	Sales of equipment and services	Cost of equipment and services	Selling, general and administrative expense	Other income (expense) - net
Total amount of income and expense in the Combined Statement of Income (Loss)	$29,654	$26,196	$5,360	$370
Foreign currency exchange contracts	$(22)	$—	$—	$—
Interest rate contracts	—	—	—	(1)
Effect of cash flow hedges	$(22)	$—	$—	$(1)
Foreign currency exchange contracts	$5	$129	$3	$47
Commodity and other contracts	—	(25)	—	—
Effect of derivatives not designated as hedges	$5	$104	$3	$47

For the year ended December 31, 2021	Sales of equipment and services	Cost of equipment and services	Selling, general and administrative expense	Other income (expense) - net
Total amount of income and expense in the Combined Statement of Income (Loss)	$33,006	$28,061	$4,821	$33
Foreign currency exchange contracts	$11	$—	$—	$—
Interest rate contracts	—	—	—	(3)
Effect of cash flow hedges	$11	$—	$—	$(3)
Foreign currency exchange contracts	$(6)	$(55)	$1	$27
Commodity and other contracts	—	(38)	—	—
Effect of derivatives not designated as hedges	$(6)	$(93)	$1	$27

The amount excluded for cash flow hedges was a gain (loss) of $(13
) million, $
26
million and $(8
) million for the years ended December 31, 2023, 2022 and 2021, respectively. This amount is recognized in Sales of equipment and Sales of services in our Combined Statement of Income (Loss).
Counterparty Credit Risk.
The Company would be exposed to credit-related losses in the event of non-performance
by counterparties on executed derivative instruments. The credit exposure of derivative contracts is represented by the fair value of contracts as of the reporting date. The fair value of the Company’s derivatives can change significantly from period to period based on, among other factors, market movements, and changes in our positions.
We manage concentration of counterparty credit risk by limiting acceptable counterparties to major financial institutions with investment grade credit ratings, by limiting the amount of credit exposure to individual counterparties, and by actively monitoring counterparty credit ratings and the amount of individual credit exposure.
We also employ master netting arrangements that limit the risk of counterparty non-payment
on a particular settlement date to the net gain that would have otherwise been received from the counterparty. Although not completely eliminated, we do not consider the risk of counterparty default to be significant as a result of these protections. Further, none of our derivative instruments
are subject to collateral or other security arrangements, nor do they contain provisions that are dependent on our credit ratings from any credit rating agency.